SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Incentive Plan
Number of options, Beginning balance	7,456,500	7,456,500	7,456,500
Weighted Average Exercise Price, Beginning Balance	$ 0.0518	$ 0.0518	$ 0.0518
Number of options, Granted
Weighted Average Exercise Price, Granted
Number of options,Exercised
Weighted Average Exercise Price,Exercised
Number of options, Cancelled
Weighted Average Exercise Price, Cancelled
Number of options, No activity
Number of options, Ending Balance	7,456,500	7,456,500	7,456,500
Weighted Average Exercise Price, Ending Balance	$ 0.0518	$ 0.0518	$ 0.0518